Deferred income tax assets and liabilities and income tax expense (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Schedule of temporary difference, unused tax losses and unused tax credits
Deferred income tax liabilities, net break down as follows:

	As of January 1, 2025	Profit (loss)	Incorporation through Business Combination (1)	Other comprehensive income (loss)	As of December 31, 2025
Tax losses and other unused tax credits (2)	222	(222)	—	—	—
Employee benefit	37,525	(23,444)	—	(13)	14,068
Trade and other payables	—	40,927	(32,527)	—	8,400

Items generating deferred income tax assets	37,747	17,261	(32,527)	(13)	22,468

Property, plant and equipment	(46,549)	(103,902)	(119,193)	—	(269,644)
Tax inflation adjustment	(35,664)	44,164	(8,500)	—	—
Trade and other receivables	(10,782)	7,542	—	—	(3,240)
Right-of-use assets, net	(4,979)	1,696	—	—	(3,283)
Borrowings	(3,050)	(3,592)	—	—	(6,642)
Provisions	2,662	(4,042)	1,183	—	(197)
Other	(218)	(3,078)	1,684	—	(1,612)

Items generating deferred income tax liabilities	(98,580)	(61,212)	(124,826)	—	(284,618)

Deferred income tax, net	(60,833)	(43,951)	(157,353)	(13)	(262,150)

	As of January 1, 2024	Profit (loss)	Incorporation through Business Combination (1)	Other comprehensive income (loss)	As of December 31, 2024
Tax losses and other unused tax credits (2)	7,932	(7,710)	—	—	222
Provisions	4,270	(1,608)	—	—	2,662
Employee benefit	1,255	32,700	—	3,570	37,525

Items generating deferred income tax assets	13,457	23,382	—	3,570	40,409

Property, plant and equipment	(278,724)	232,175	—	—	(46,549)
Tax inflation adjustment	(102,239)	66,575	—	—	(35,664)
Trade and other receivables	(11,700)	918	—	—	(10,782)
Right-of-use assets, net	3,305	(8,284)	—	—	(4,979)
Borrowings	(968)	(2,082)	—	—	(3,050)
Other	(516)	298	—	—	(218)

Items generating deferred income tax liabilities	(390,842)	289,600	—	—	(101,242)

Deferred income tax, net	(377,385)	312,982	—	3,570	(60,833)

(1)	See Notes 1.2.2 and 32.
(2)	As of December 31, 2024, the Company has recognized Net Operating Loss (“NOL”) based on the analysis of expected future taxable income in the following years, generated in Argentina.

Schedule of deferred income tax assets and liabilities	The following amounts, are disclosed in the consolidated statement of financial position:

	As of December 31, 2025	As of December 31, 2024
Deferred income tax assets	36,514	3,565
Deferred income tax liabilities	(298,664)	(64,398)

Deferred income tax liabilities, net	(262,150)	(60,833)

Schedule of major components of tax expense income
Income tax breaks down as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Income tax
Current income tax	(241,657)	(426,288)	(16,393)
Deferred income tax	(43,951)	312,982	(132,011)

Income tax (expense) charged in the statement of profit or loss	(285,608)	(113,306)	(148,404)

Deferred income tax charged to other comprehensive income	(13)	3,570	(2,298)

Total income tax (expense)	(285,621)	(109,736)	(150,702)

Schedule of reconciliation of income taxes
Below is the reconciliation between income tax expense and the amount resulting from the application of the tax rate to profit income tax:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Profit before income tax	1,004,671	590,827	545,359
Mexican statutory income tax rate	30%	30%	30%

Income tax at the Mexican statutory tax rate pursuant to effective tax regulations	(301,401)	(177,248)	(163,608)

Items that adjust income tax (expense) / benefit:
Nondeductible expenses	(13,749)	(12,797)	(13,328)
Inflation adjustment (1)	(206,404)	(236,920)	(146,077)
Effect on the measurement of monetary and nonmonetary items at functional currency	196,301	372,379	196,841
Unrecognized tax losses and other assets	(39,432)	(20,047)	(7,156)
Effect related to tax losses	—	12,197	—
Application of tax credits	(15,736)	(14,818)	16,077
Effect on the gain from Business Combination (2)	171,686	—	—
Effect related to the difference in tax rate other than Mexican statutory rate	(58,133)	(32,902)	(34,317)
Income (loss) from investments in associates	(1,893)	—	—
Other	(16,847)	(3,150)	3,164

Total income tax (expense)	(285,608)	(113,306)	(148,404)

(1)	See Note 30.2.
(2)	See Note 1.2.2 and 32.

Summary of tax losses carryforwards
As of December 31, 2025, 2024 and 2023, VISTA and some subsidiaries in Mexico carry accumulated tax losses not recognized for which no deferred tax asset has been recognized. According to Mexican legislation, these accumulated tax losses not recognized shall be adjusted annually by the applicable index. Below are the updated accumulated tax losses not recognized and their due dates:

	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
2027	6,284	5,372	6,185
2028	73,806	63,097	72,643
2029	21,678	18,533	32,126
As from 2030	213,995	116,421	83,735

Total accumulated tax losses not recognized	315,763	203,423	194,689

Schedule of breakdown of income tax liability
Income tax liabilities break down as follows:

	As of December 31, 2025	As of December 31, 2024
Noncurrent
Income tax	13,964	—

Total noncurrent	13,964	—

Current
Income tax, net of withholdings and prepayments	120,910	382,041

Total current	120,910	382,041